CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 431	$ 352
Restricted cash	208	189
Trade receivables and other current assets	928	979
Financial instrument assets	62	88
Due from related parties	56	60
Assets held for sale	57	352
Total current assets	1,742	2,020
Financial instrument assets	407	225
Equity-accounted investments	971	937
Property, plant and equipment, at fair value	44,590	41,055
Intangible assets	232	241
Goodwill	970	949
Deferred income tax assets	205	166
Other long-term assets	605	603
Total assets	49,722	46,196
Current liabilities
Accounts payable and accrued liabilities	625	687
Financial instrument liabilities	283	246
Due to related parties	506	139
Corporate borrowings	3	0
Non-recourse borrowings	1,141	1,133
Provisions	304	81
Liabilities directly associated with assets held for sale	14	137
Total current liabilities	2,876	2,423
Financial instrument liabilities	668	480
Corporate borrowings	2,132	2,100
Non-recourse borrowings	14,806	14,067
Deferred income tax liabilities	5,515	4,855
Provisions	712	590
Other long-term liabilities	1,246	1,201
Equity
Preferred limited partners’ equity	1,028	833
Limited partners’ equity	3,845	4,579
Equity	21,767	20,480
Total Equity And Liabilities	49,722	46,196
Non-controlling interest
Current assets
Cash and cash equivalents	160	228
Property, plant and equipment, at fair value	18,460	20,607
Total assets	20,711	23,175
Equity
Equity	16,894	15,068
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	11,100	11,086
Equity	11,100	11,086
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	56	68
Equity	56	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,721	3,317
Equity	2,721	3,317
Class A shares of Brookfield Renewable Corporation
Equity
Non-controlling interests	2,408	0
Equity	2,408	0
Preferred equity
Equity
Non-controlling interests	609	597
Equity	$ 609	$ 597